Quarterly Holdings Report
for

Fidelity® Series Canada Fund

July 31, 2020

SAD-QTLY-0920
1.9883885.102

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 2.7%
TELUS Corp.	6,186,100	$107,285,157
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,131,400	87,041,383

TOTAL COMMUNICATION SERVICES		194,326,540

CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.	1,377,300	77,787,708
Leisure Products - 0.5%
BRP, Inc.	439,400	19,682,706
Multiline Retail - 2.3%
Dollarama, Inc.	2,509,600	91,769,165
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	436,883	9,723,007

TOTAL CONSUMER DISCRETIONARY		198,962,586

CONSUMER STAPLES - 8.3%
Food & Staples Retailing - 8.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,606,800	229,606,585
George Weston Ltd.	903,200	68,219,601
North West Co., Inc.	1,227,300	27,304,894
		325,131,080
Personal Products - 0.2%
Jamieson Wellness, Inc.	211,400	6,085,770

TOTAL CONSUMER STAPLES		331,216,850

ENERGY - 12.4%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.	2,290,500	8,464,650
Oil, Gas & Consumable Fuels - 12.2%
Canadian Natural Resources Ltd.	6,956,600	122,725,341
Enbridge, Inc.	5,346,300	171,111,935
Parkland Corp.	999,000	26,305,372
PrairieSky Royalty Ltd.	9,679,800	60,776,526
Suncor Energy, Inc.	6,795,800	106,900,225
		487,819,399

TOTAL ENERGY		496,284,049

FINANCIALS - 32.9%
Banks - 20.2%
Bank of Montreal (b)	2,847,100	155,762,058
Bank of Nova Scotia	2,003,300	82,273,719
Royal Bank of Canada	2,812,500	194,016,201
The Toronto-Dominion Bank	8,467,030	374,661,888
		806,713,866
Capital Markets - 3.5%
Brookfield Asset Management, Inc. (Canada) Class A	3,675,000	118,690,881
IGM Financial, Inc.	918,900	22,590,897
		141,281,778
Insurance - 9.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	185,100	57,996,019
Intact Financial Corp.	768,000	83,849,580
Power Corp. of Canada (sub. vtg.)	3,129,300	55,532,839
Sun Life Financial, Inc.	4,308,000	167,920,176
		365,298,614

TOTAL FINANCIALS		1,313,294,258

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Andlauer Healthcare Group, Inc.	555,700	15,669,707
INDUSTRIALS - 13.6%
Commercial Services & Supplies - 1.3%
GFL Environmental, Inc.	2,481,014	53,589,902
Professional Services - 2.0%
Thomson Reuters Corp.	1,117,900	78,001,369
Road & Rail - 10.3%
Canadian National Railway Co.	1,531,800	149,629,110
Canadian Pacific Railway Ltd.	947,165	260,485,402
		410,114,512

TOTAL INDUSTRIALS		541,705,783

INFORMATION TECHNOLOGY - 7.3%
IT Services - 2.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,286,000	91,852,342
Software - 5.0%
Constellation Software, Inc.	71,000	83,982,433
Dye & Durham Ltd. (a)	657,800	7,120,908
Open Text Corp.	2,436,500	109,669,331
		200,772,672

TOTAL INFORMATION TECHNOLOGY		292,625,014

MATERIALS - 14.0%
Chemicals - 2.2%
Nutrien Ltd.	2,599,078	84,640,548
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	1,418,400	47,186,460
Metals & Mining - 10.5%
Agnico Eagle Mines Ltd. (Canada)	547,100	43,446,957
Franco-Nevada Corp.	847,413	135,451,957
Lundin Mining Corp.	3,403,300	19,056,142
OceanaGold Corp. (a)	2,068,100	5,419,412
Wheaton Precious Metals Corp.	3,986,100	216,260,321
		419,634,789
Paper & Forest Products - 0.1%
Western Forest Products, Inc.	6,196,300	4,857,303

TOTAL MATERIALS		556,319,100

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)	688,800	20,626,203
TOTAL COMMON STOCKS
(Cost $3,998,781,911)		3,961,030,090

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.14% (c)	32,352,636	32,362,342
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	169,874,656	169,891,643
TOTAL MONEY MARKET FUNDS
(Cost $202,250,719)		202,253,985
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $4,201,032,630)		4,163,284,075
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(174,646,589)
NET ASSETS - 100%		$3,988,637,486

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$269,841
Fidelity Securities Lending Cash Central Fund	342,474
Total	$612,315

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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